Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Foreign Currency Exchange Rate Translation	For the periods presented, the Company used the following exchange rates:

	Period ended		Average for the three months ended		Average for the six months ended
	June 30, 2025	December 31, 2024	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Canadian Dollar	1.36	1.44	1.38	1.37	1.41	1.37
Euro	0.85	0.96	0.88	0.93	0.91	0.93
RMB	7.17	7.30	7.23	7.24	7.25	7.25
Polish Zloty	3.61	4.12	3.75	3.99	3.87	4.01
Swedish Krona	9.49	11.03	9.66	10.68	10.13	10.49
Indian Rupee	85.75	85.60	85.56	83.42	86.09	83.48
Argentina Peso	1,192.11	1,032.12	1,145.65	885.31	1,098.03	903.40